RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS - Related Party Balances included within Consolidated Financial Statements (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Cash included in cash and cash equivalents	$ 8,800	$ 12,000
Reinsurance
Disclosure of transactions between related parties [line items]
Transfers under finance agreements from entity, related party transactions	2,000
Sales of property and other assets, related party transactions	2,100
Cash included in cash and cash equivalents	266
Partners Value Investments Inc.
Disclosure of transactions between related parties [line items]
Cash included in cash and cash equivalents	133
Oaktree [Member]
Disclosure of transactions between related parties [line items]
Cash included in cash and cash equivalents	$ 40
Brookfield Corporation | BN Class A
Disclosure of transactions between related parties [line items]
Share Exchange	33
Other related parties [member]
Disclosure of transactions between related parties [line items]
Management fees received	$ 149	$ 102